Recoverable Taxes - Summary of Recoverable Taxes (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of recoverable taxes [line items]
Taxes other than income tax (PIS and COFINS)	$ 4,483	R$ 14,829	R$ 12,148
Withholding income taxes	1,350	4,467	2,739
Others	2,203	7,290	3,824
Total recoverable taxes	45,590	150,812	99,507
Current	24,198	80,047	66,329
Non-Current	21,392	70,765	33,178
Brazil [member]
Disclosure of recoverable taxes [line items]
VAT Taxes	32,638	107,965	63,574
International [member]
Disclosure of recoverable taxes [line items]
VAT Taxes	$ 4,916	R$ 16,261	R$ 17,222